Other Non-Current Assets	9 Months Ended
Sep. 30, 2017
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

As of September 30, 2017 and December 31, 2016, other non-current assets, net consisted of the following (in millions):

	September 30,	December 31,
	2017	2016
Advances made under EPC and non-EPC contracts	$21	$23
Advances made to municipalities for water system enhancements	94	95
Advances and other asset conveyances to third parties to support LNG terminals	30	31
Tax-related payments and receivables	37	28
Information technology service assets	23	27
Other	8	18
Total other non-current assets, net	$213	$222